RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

Note 12 – RELATED PARTY BALANCES AND TRANSACTIONS

As part of our corporate restructurings prior to our disposal of Hexin E-Commerce in December 2020, Mr. Ming Jia and Mr. Shiwei Wu transferred their equity interests of Wusu Company to Hexin E-Commerce, and therefore, Hexin E-Commerce became the sole shareholder of Wusu Company on November 20, 2020.

On December 16, 2020, Hexin Yongheng, Kuaishangche, Hexin E-Commerce, Xiaobo An, Xiaoning An, and Xiaobin Zhai entered into an assignment and assumption agreement. Pursuant to this agreement, Hexin Yongheng has agreed to assign and transfer to Kuaishangche the control over Hexin E-Commerce, in exchange for cash consideration of RMB5.0 million (US$726,781). Upon the closing of the disposition, Kuaishangche became the primary beneficiary of and obtained control of Hexin E-Commerce, and as a result, assume all assets and liabilities of Hexin E-Commerce and subsidiaries owned or controlled by Hexin E-Commerce, excluding any rights, titles, interests or claims that Hexin E-Commerce had in Wusu Company, which remained a consolidated variable interest entity of the Hexin Yongheng by way of the December 1, 2020 contractual arrangements. We closed the disposition of Hexin E-Commerce on December 30, 2020.

As a result of the Company’s P2P disposal and lease terminations, on October 15, 2020, the Company entered into a lease agreement with Mr. Xiaobo An, who provided office space to the Company at no charge. The lease term is 1 year.

As of March 31, 2021, the balance of amount due to related parties was US$2,968,782, which represented working capital the Company borrowed from the P2P business before its disposal. After disposal, the Company has repaid the remaining balance of US$ 2,968,782 in July 2021.

On July 13, 2021, Hexin Holding Limited, the shareholder of the Company owned by Mr. Xiaobo An, founder, Chairman and Chief Executive Officer of the Company, entered into a Share Purchase Agreement (“SPA”) with Webao Limited, a company incorporated in Hong Kong, China, to sell a total of 31,980,800 ordinary shares. After the transaction, the number of ordinary shares owned by Hexin Holding Limited decreased to nil accordingly.

On August 26, 2021, the Company entered into a loan agreement with Webao Limited, the majority shareholder of the Company, for a loan of US$2.0 million with a 0% annual interest rate. The loan term is 1 year. As of March 31, 2022, the balance of amount due to related parties was US$2.0 million.

On January 24, 2022, the Company entered into a loan agreement with SOS Information Technology New York, Inc. (“SOS NY”), one of our senior management was the related party of SOS Limited, for a loan of US$35,200,000 with a 2% annual interest rate. The loan term was 1 year. For the fiscal year ended March 31, 2022, interest expense pertaining to the loan amounted to US$127,244. On July 27, 2022, the Company and SOS NY entered into an amendment and supplemental agreement to the loan agreement, pursuant to which the Company shall make a repayment in advance to SOS NY of US$27,513,849 of the principal amount together with all accrued but unpaid interest of US$358,751. The Company made a payment of US$27,872,600 for the above principal and interest on July 28, 2022.